Subsequent Events (Details)	1 Months Ended
	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($) shares	Oct. 31, 2019 HKD ($) £ / shares	Oct. 31, 2019 USD ($) shares	May 31, 2019	Nov. 30, 2017	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)
Unsecured credit facility | Term loan
Subsequent events
Term					3 years	3 years
Amount drawn from the credit facility								$ 0
Subsequent Events
Subsequent events
Number of share options granted | shares				1,735,000
Exercise price (in GBP per share) | £ / shares			£ 2.98
Subsequent Events | Nutrition Science Partners Limited ("NSPL")
Subsequent events
Voting interest acquired (as percent)	50.00%	50.00%
Consideration		$ 8,100,000
Effective equity interest (as percent)	99.75%	99.75%
Subsequent Events | Unsecured credit facility | Term loan
Subsequent events
Term				3 years
Amount drawn from the credit facility			£ 210,000,000				$ 26,923,000
Subsequent Events | LTIP
Subsequent events
Number of share options granted | shares		400,000
Exercise price (in GBP per share) | £ / shares	£ 3.59
Maximum cash amount of awards granted		$ 6,600,000		$ 96,000
Vesting percentage on first anniversary			25.00%				25.00%
Vesting percentage on second anniversary			25.00%				25.00%
Vesting percentage on third anniversary			25.00%				25.00%
Vesting percentage on fourth anniversary			25.00%				25.00%